Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	JX Luxventure Ltd
Trading Symbol	JXJT
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	6,063,192
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the annual report on Form 20-F of JX Luxventure Limited (the “Company,” “we,” “our,” or “us”) amends the Company’s annual report on Form 20-F for the fiscal year ended December 31, 2022 (the “Original 20-F”), which was filed with the U.S. Securities and Exchange Commission on May 12, 2023. The Company is filing this Amendment No. 1 solely to furnish the Interactive Data File disclosure as Exhibit 101 in accordance with Rule 405 of Regulation S-T, which was not included in the Original 20-F. Exhibit 101 includes information about the Company in eXtensible Business Reporting Language (XBRL).This Amendment No. 1 consists solely of the cover page, this explanatory note, the signature page, and Exhibit 101. The remainder of the Original 20-F is unchanged and has therefore been omitted. No changes have occurred since the filing of the Original 20-F. Accordingly, this Amendment No. 1 should be read in conjunction with the Original 20-F.
Entity Central Index Key	0001546383
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35715
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Bin Hai Da Dao No. 270
Entity Address, Address Line Two	Lang Qin Wan Guo Ji Du Jia Cun Zong He Lou
Entity Address, Address Line Three	Xiu Ying District
Entity Address, City or Town	Haikou City
Entity Address, Postal Zip Code	570100
Entity Address, Country	CN
Title of 12(b) Security	Common Stock, $0.0001 par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Onestop Assurance PAC
Auditor Location	Singapore
Auditor Firm ID	6732
Business Contact
Document Information Line Items
Entity Address, Address Line One	Bin Hai Da Dao No. 270
Entity Address, Address Line Two	Lang Qin Wan Guo Ji Du Jia Cun Zong He Lou
Entity Address, Address Line Three	Xiu Ying District
Entity Address, City or Town	Haikou City
Entity Address, Postal Zip Code	570100
Entity Address, Country	CN
Contact Personnel Name	Ms. Sun Lei
City Area Code	(86)
Local Phone Number	595 8889 6198
Contact Personnel Fax Number	(86) 595 8850 5328